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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21553

ING Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2006 (Unaudited)

Shares		Value

COMMON STOCK: 95.4%
	Australia: 7.1%
1,406,018	Australia & New Zealand Banking Group Ltd.	$31,500,183
1,888,230	Coca-Cola Amatil Ltd.	11,131,851
2,026,453	Foster’s Group Ltd.	10,685,309
5,255,039	GPT Group	21,377,405
696,344	Publishing & Broadcasting Ltd.	11,440,221
624,387	Suncorp-Metway Ltd.	10,062,327
757,835	TABCORP Holdings Ltd.	9,745,042
709,619	Wesfarmers Ltd.	19,573,046
730,188	Westfield Group	11,190,998
		136,706,382
	Belgium: 1.4%
672,357	Fortis	27,456,134
		27,456,134
	Brazil: 2.5%
296,080	Cia Siderurgica Nacional SA	8,829,106
348,265	Petroleo Brasileiro SA	29,567,699
635,459	Tele Norte Leste Participacoes SA	9,487,403
		47,884,208
	Canada: 2.7%
171,554	Enerplus Resources Fund	7,913,786
1,118,415	Fording Canadian Coal Trust	24,001,186
606,661	TransCanada Corp.	20,525,705
		52,440,677
	China: 1.7%
26,432,824	PetroChina Co., Ltd.	33,799,800
		33,799,800
	Denmark: 1.6%
721,786	Danske Bank A/S	31,516,302
		31,516,302
	France: 1.1%
777,394	France Telecom SA	20,266,748
		20,266,748
	Germany: 3.2%
1,742,820	Deutsche Telekom AG	30,976,703
237,323	EON AG	30,537,211
		61,513,914
	Greece: 1.0%
532,322	OPAP SA	20,005,851
		20,005,851
	Hong Kong: 1.5%
1,478,000	CLP Holdings Ltd.	9,813,864
1,474,100	Hang Seng Bank Ltd.	19,646,478
		29,460,342
	Ireland: 1.1%
960,428	Bank of Ireland	20,639,057
		20,639,057
	Israel: 0.5%
1,945,527	Bank Hapoalim BM	9,392,302
		9,392,302
	Italy: 9.5%
4,211,790	Banca Intesa S.p.A.	29,814,078
4,112,736	Enel S.p.A.	42,003,323
953,716	ENI S.p.A.	31,345,133
848,107	Mediaset S.p.A.	10,072,583
15,685,983	Telecom Italia S.p.A.	41,714,112
3,401,394	UniCredito Italiano S.p.A.	29,447,151
		184,396,380
	Netherlands: 4.6%
964,335	ABN Amro Holding NV	29,065,794
852,925	Royal Dutch Shell PLC	30,200,555
2,233,329	Royal KPN NV	30,680,624
		89,946,973

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2006 (Unaudited) (continued)

Shares			Value

		New Zealand: 1.1%
6,557,462		Telecom Corp. of New Zealand Ltd.	$20,423,691
			20,423,691
		Singapore: 0.6%
925,600		United Overseas Bank Ltd.	11,175,166
			11,175,166
		South Africa: 1.3%
1,210,432		Standard Bank Group Ltd.	14,881,034
528,534		Telkom SA Ltd.	9,937,576
			24,818,610
		South Korea: 0.5%
139,780		S-Oil Corp.	10,245,041
			10,245,041
		Sweden: 1.2%
81,543		Scania AB	5,572,472
277,304		Volvo AB	18,046,831
			23,619,303
		Thailand: 0.5%
1,269,600		Siam Cement PCL	9,266,398
			9,266,398
		United Kingdom: 15.1%
1,900,860		Aviva PLC	29,484,225
3,067,869		BBA Aviation PLC	17,278,029
2,490,565		BP PLC	28,248,704
1,107,984		British American Tobacco PLC	31,422,338
1,678,729		Diageo PLC	32,244,067
4,589,229		DSG International PLC	17,660,164
913,056	@	Fiberweb PLC	3,248,671
1,013,622		GlaxoSmithKline PLC	26,943,157
2,864,593		Lloyds TSB Group PLC	30,536,885
800,532		Provident Financial PLC	10,123,591
862,293		Royal Bank of Scotland Group PLC	31,290,274
2,269,065		United Utilities PLC	33,761,308
			292,241,413
		United States: 35.6%
469,727		Altria Group, Inc.	39,555,711
344,621		Ameren Corp.	18,854,215
222,095		American Capital Strategies Ltd.	10,056,462
717,968		AT&T, Inc.	24,346,295
701,702		Bank of America Corp.	37,786,653
686,210		BellSouth Corp.	30,598,104
766,246		Bristol-Myers Squibb Co.	19,025,888
743,843		Citigroup, Inc.	36,887,174
640,226		Citizens Communications Co.	9,072,002
724,102		ConAgra Foods, Inc.	18,609,421
581,400		Consolidated Edison, Inc.	28,035,108
251,249		Developers Diversified Realty Corp.	16,275,910
884,890		Duke Energy Corp.	28,068,711
826,755		EI DuPont de Nemours & Co.	38,799,612
173,262		Equity Residential	9,227,934
301,371		Exelon Corp.	18,302,261
745,118		Keycorp	26,898,760
279,659		Kinder Morgan, Inc.	29,350,212
659,139		Merck & Co., Inc.	29,338,277
1,357,855		Pfizer, Inc.	37,327,434
233,418		Rayonier, Inc.	9,733,531
1,718,621		Sara Lee Corp.	28,494,736
1,035,381		Southern Co.	37,532,561
365,708		Thornburg Mortgage, Inc.	9,241,441
838,728		US Bancorp.	28,214,810
573,065		UST, Inc.	32,080,179
869,250		Washington Mutual, Inc.	37,968,840
			689,682,242
		Total Common Stock
		(Cost $1,688,718,794)	1,846,896,934

EQUITY-LINKED SECURITIES: 1.1%
		Taiwan: 1.1%
6,590,661	X	Formosa Chemicals & Fibre Corp.	10,742,777

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2006 (Unaudited) (continued)

Shares					Value

			Taiwan: 1.1% (continued)
13,455,000		#, X	Mega Financial Holdings Co., Ltd.		$10,225,800

			Total Equity-Linked Securities
			(Cost $18,538,821)		20,968,577

WARRANTS: 0.0%
			Taiwan: 0.0%
619,731 X			China Steel Corp.		625,928

			Total Warrants
			(Cost $644,735)		625,928

No. of Contracts					Value

PUT OPTIONS: 0.2%
			Australia: 0.0%
	6,000		S&P/ASX 200 Index, Strike Price 5,029.94, Expires 1/19/07		$27,795
	5,900		S&P/ASX 200 Index, Strike Price 5,101.42, Expires 2/16/07		124,793
	7,000		S&P/ASX 200 Index, Strike Price 4,676.45, Expires 12/15/06		373
AUD	20,000,000		Australian Dollar Currency Option, Strike Price .7185 USD, Expires 1/10/07		4
AUD	15,000,000		Australian Dollar Currency Option, Strike Price .746 USD, Expires 1/30/07		4,773
AUD	20,000,000		Australian Dollar Currency Option, Strike Price .7586 USD, Expires 2/27/07		52,638
					210,376
			European Union: 0.1%
	16,500		Dow Jones Euro Stoxx 50 Index, Strike Price 3,746.81, Expires 1/19/07		455,106
	16,000		Dow Jones Euro Stoxx 50 Index, Strike Price 3,841.78, Expires 2/16/07		1,113,711
	17,500		Dow Jones Euro Stoxx 50 Index, Strike Price 3562.056, Expires 12/15/06		15,932
EUR	70,000,000		European Union Currency Option, Strike Price 1.222 USD, Expires 1/10/07		325
EUR	75,000,000		European Union Currency Option, Strike Price 1.245 USD, Expires 1/30/07		17,017
EUR	90,000,000		European Union Currency Option, Strike Price 1.281 USD, Expires 2/27/07		60,082
					1,662,173
			United Kingdom: 0.1%
	4,800		FTSE 100 Index, Strike Price 5,823.47, Expires 1/19/07		302,542
	4,700		FTSE 100 Index, Strike Price 5,937.21, Expires 2/16/07		786,216
	5,400		FTSE 100 Index, Strike Price 5,557.9401, Expires 12/15/06		12,326
GBP	60,000,000		United Kingdom Currency Option, Strike Price 1.805 USD, Expires 1/10/07		68
GBP	50,000,000		United Kingdom Currency Option, Strike Price 1.8555 USD, Expires 1/30/07		13,348
GBP	50,000,000		United Kingdom Currency Option, Strike Price 1.894 USD, Expires 2/27/07		131,541
					1,246,041
			United States: 0.0%
	108,500		S&P 500 Index, Strike Price 1,295.3, Expires 1/19/07		249,786
	108,000		S&P 500 Index, Strike Price 1,317.52, Expires 2/16/07		744,329
	108,000		S&P 500 Index, Strike Price 1,254.75, Expires 12/15/06		16,555
					1,010,670
			Total Put Options
			(Cost $10,194,968)		4,129,260

			Total Long-Term Investments
			(Cost $1,718,097,318)		1,872,620,699

			Total Investments in Securities
			(Cost $1,718,097,318)*	96.7%	$1,872,620,699
			Other Assets and Liabilities - Net	3.3	63,492,965
			Net Assets	100.0%	$1,936,113,664

		@	Non-income producing security
		#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

		*	Cost for federal income tax purposes is $1,746,696,901.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$154,055,649
			Gross Unrealized Depreciation		(38,131,851)
			Net Unrealized Appreciation		$115,923,798

Percentage of
Industry	Net Assets
Aerospace/Defense	0.9%
Agriculture	5.3
Apparel	0.2
Auto Manufacturers	0.3
Banks	22.2
Beverages	2.8
Building Materials	0.5
Chemicals	2.6
Coal	1.2
Currency Option	0.0
Diversified Financial Services	2.9
Electric	11.0
Entertainment	1.5
Food	2.4
Index Option	0.2
Insurance	1.5
Investment Companies	0.5
Iron/Steel	0.5
Machinery - Diversified	0.9
Media	1.1
Miscellaneous Manufacturing	1.0
Oil & Gas	8.9
Pharmaceuticals	5.8
Pipelines	2.6
Real Estate	1.7
Real Estate Investment Trusts	1.8
Retail	0.9
Savings & Loans	2.0
Telecommunications	11.8
Water	1.7
Other Assets and Liabilities - Net	3.3
Net Assets	100.0%

Item 2. Controls and Procedures.

(a)     Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)     There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 29, 2007